Loans Receivables (Details) - Schedule of Loans are Non-interest Bearing (Parentheticals)	6 Months Ended
Apr. 30, 2023
Schedule of Loans Are Non-Interest Bearing [Abstract]
Discount based on imputed interest rate	11.75%